Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
Mar. 31, 2025
Mr. Ching Tim Hoi (“Mr. Ching”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Controlling shareholder, CEO and Chairman of the Company and Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech
Mr. Ling Chun Yin (“Mr. Ling”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Director of the Company, and assistant to CEO of Pure Beauty
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An entity controlled by Mr. Ching
Raytech Holdings Company Limited (“Raytech Holdings”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	An entity controlled by Mr. Ching